Bank loans - Additional information (Details)	Dec. 31, 2020	Dec. 31, 2019
Minimum
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	1.65%	2.00%
Maximum
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	3.70%	2.95%